COST OF SALES	12 Months Ended
Dec. 31, 2017
Analysis of income and expense [abstract]
COST OF SALES
COST OF SALES
Cost of sales in 2017, 2016 and 2015 amounted to €1,650,860 thousand, €1,579,690 thousand and €1,498,806 thousand, respectively, comprising mainly of expenses incurred in the manufacturing and distribution of cars and spare parts, including the engines sold to Maserati and engines rented to other Formula 1 racing teams, of which the cost of materials, components and labor are the most significant elements. The remaining costs principally include depreciation, amortization, insurance and transportation costs. Cost of sales also includes warranty and product-related costs, which are estimated and recorded at the time of shipment of the car.
Cost of sales in 2016 included €36,994 thousand related to the charges for Takata airbag inflator recalls. See Note 24 “Provisions” for additional details.
Interest and other financial expenses from financial services companies included within cost of sales in 2017, 2016 and 2015 amounted to €30,945 thousand, €21,307 thousand and €23,702 thousand, respectively.